SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of property, plant and equipment

Leasehold improvement	20 years
Motor vehicles	5 years
Furniture and fixtures	5 years